FAIR VALUE MEASUREMENTS - Key inputs for Private Placement Warrants (Q2) (Details) - Private Placement Warrants [Member]	Jun. 30, 2021 $ / shares d	Dec. 31, 2020 $ / shares d
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading days per year | d	252	252
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	0.94	0.51
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	16.0	15.8
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	9.87	10.08